UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE



              Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment              [_];  Amendment Number: ______

This Amendment (Check only one.):    [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kingdom Ridge Capital, L.L.C.
Address:  81 Main Street, Suite 209
          White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Manley
Title:    Chief Financial Officer
Phone:    (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley          White Plains, New York         November 14, 2011
------------------         -------------------------       ------------------
  [Signature]                   [City, State]                    [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            18

Form 13F Information Table Value Total:      $168,838
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number              Name

1.         028-13335                Kingdom Ridge Capital Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                    Kingdom Ridge Capital, LLC


COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8

                                 TITLE                VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)   PRN AMT  PRN CALL   DISCRETION    MANAGERS     SOLE    SHARED  NONE
APPLE INC                        COM      037833100   12,202      32,000  SH         DEFINED       1            32,000
APPLIED MICRO CIRCUITS CORP    COM NEW    03822W406   30,732   5,722,865  SH         DEFINED       1         5,722,865
AUTODESK INC                     COM      052769106    2,779     100,000  SH         DEFINED       1           100,000
CIENA CORP                     COM NEW    171779309   31,640   2,825,000  SH         DEFINED       1         2,825,000
COGO GROUP INC                 ORD SHS    G22538105    1,874     880,000  SH         DEFINED       1           880,000
INTERNATIONAL BUSINESS MACHS     COM      459200101   17,487     100,000     PUT     DEFINED       1           100,000
LOGMEIN INC                      COM      54142L109    3,321     100,000  SH         DEFINED       1           100,000
MAGMA DESIGN AUTOMATION          COM      559181102    1,138     250,000  SH         DEFINED       1           250,000
MELLANOX TECHNOLOGIES LTD        SHS      M51363113    3,903     125,000  SH         DEFINED       1           125,000
NETAPP INC                       COM      64110D104   13,572     400,000  SH         DEFINED       1           400,000
OMNIVISION TECHNOLOGIES INC      COM      682128103    1,404     100,000  SH         DEFINED       1           100,000
QUALCOMM INC                     COM      747525103   13,373     275,000  SH         DEFINED       1           275,000
SAPIENT CORP                     COM      803062108    8,112     800,000  SH         DEFINED       1           800,000
SIGMA DESIGNS INC                COM      826565103   11,446   1,460,000  SH         DEFINED       1         1,460,000
TAKE-TWO INTERACTIVE SOFTWAR     COM      874054109    3,180     250,000  SH         DEFINED       1           250,000
TRIQUINT SEMICONDUCTOR INC       COM      89674K103    3,768     750,500  SH         DEFINED       1           750,500
UNISYS CORP                    COM NEW    909214306    3,138     200,000  SH         DEFINED       1           200,000
VOLTERRA SEMICONDUCTOR CORP      COM      928708106    5,769     300,000  SH         DEFINED       1           300,000



SK 26148 0001 1235627